Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 017 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest in Master Trust investment accounts, cost	$ 0
Notes receivable from participants, cost	0
Assets held for investment, cost	0
Interest in Master Trust investment accounts, current value	67,659,663
Notes receivable from participants, current value	407,743
Assets held for investment, current value	$ 68,067,406
Notes receivable from participants, minimum borrowing term	1 year
Notes receivable from participants, maximum borrowing term	15 years
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.50%	10.50%